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                                                       -------------------------
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                                                       hours per response: 20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                            811-2729
      --------------------------------------------------------------------------


                          Short-Term Investments Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


Robert H. Graham     11 Greenway Plaza,  Suite 100  Houston, Texas  77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713)626-1919
                                                    ---------------

Date of fiscal year end:   8/31
                        --------------

Date of reporting period:  5/31/05
                         -------------

Item 1. Reports to Stockholders.

                         GOVERNMENT & AGENCY PORTFOLIO

             Quarterly Schedule of Portfolio Holdings. May 31, 2005

                                       Your goals.
                                       Our solutions.--Registered Trademark--

                                                               [AIM INVESTMENTS
AIMinvestments.com  GAP=QTR-1 5/05     A I M Advisors, Inc.   LOGO APPEARS HERE]
                                                        --Registered Trademark--

SCHEDULE OF INVESTMENTS
May 31, 2005
(Unaudited)

                                                                           PAR
                                                        MATURITY          (000)                VALUE
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--39.20%

FEDERAL HOME LOAN BANK (FHLB)--5.61%

Unsec. Disc. Notes, (a)

3.31%                                                   11/18/05         $ 78,512           $ 77,282,419
2.92%                                                   12/30/05           20,000             19,656,089
Unsec. Floating Rate Global Bonds, (b)
2.99%                                                   10/05/05           35,000             34,993,931
--------------------------------------------------------------------------------------------------------
                                                                                             131,932,439
--------------------------------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.

(FHLMC)--13.09%

Unsec. Disc. Notes, (a)

2.90%                                                   06/30/05          104,125            103,880,719
2.98%                                                   07/19/05           48,986             48,791,362
2.95%                                                   08/01/05           25,000             24,875,035
3.07%                                                   08/09/05           50,000             49,705,792
3.08%                                                   08/15/05           26,000             25,833,167
3.29%                                                   11/08/05           30,000             29,562,000
2.87%                                                   12/13/05           15,816             15,570,127
Unsec. Global Notes,
2.13%                                                   11/15/05           10,000              9,961,531
--------------------------------------------------------------------------------------------------------
                                                                                             308,179,733
--------------------------------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--20.50%

Unsec. Disc. Notes, (a)

2.69%                                                   06/20/05           30,000             29,957,408
2.71%                                                   07/06/05           51,783             51,646,566
2.79%                                                   07/20/05           35,000             34,867,088
2.95%                                                   08/24/05           30,000             29,793,500
3.26%                                                   11/02/05           55,000             54,232,994
3.32%                                                   11/16/05           28,759             28,313,562
2.93%                                                   12/09/05           25,000             24,610,838
3.26%                                                   02/24/06           30,000             29,238,433
Unsec. Floating Rate Global Notes,
2.97% (b)                                               09/15/05          100,000             99,980,487
3.03% (c)                                               10/21/05           50,000             49,984,006
Unsec. Floating Rate Notes, (d)
3.01%                                                   05/09/06           50,000             49,990,705
--------------------------------------------------------------------------------------------------------
                                                                                             482,615,587
--------------------------------------------------------------------------------------------------------

Total U.S. Government Agency Securities
(Cost $922,727,759)                                                                          922,727,759
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Total Investments (excluding Repurchase Agreements)
(Cost $922,727,759)                                                                          922,727,759
--------------------------------------------------------------------------------------------------------

                                                                                     PAR
                                                                       MATURITY     (000)          VALUE
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--60.80%

Bank of Nova Scotia (The)-New York Branch (Canada)
3.05%                                                          (e)     06/01/05   $ 100,000    $ 100,000,000

Barclays Capital Inc.-New York Branch
(United Kingdom)
3.05%                                                          (f)     06/01/05     100,000      100,000,000

Bear, Stearns & Co. Inc.
3.05%                                                          (g)                  250,000      250,000,000

BNP Paribas Securities Corp.-New York Branch (France)
3.05%                                                          (h)     06/01/05     100,000      100,000,000

Citigroup Global Markets Inc.
3.08%                                                          (i)     06/01/05     500,000      500,000,000

CSFB LLC-New York Branch (Switzerland)
3.05%                                                          (j)     06/01/05      82,824       82,824,125

Morgan Stanley
3.05%                                                          (k)     06/01/05     100,000      100,000,000

UBS Warburg LLC-New York Branch (Switzerland)
3.05%                                                          (l)     06/01/05     100,000      100,000,000

WestLB A.G.- New York Branch (Germany)
3.05%                                                          (m)     06/01/05      98,500       98,500,000
------------------------------------------------------------------------------------------------------------

Total Repurchase Agreements
(Cost $1,431,324,125)                                                                          1,431,324,125
------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.00%
(Cost $2,354,051,884)                                          (n)                            $2,354,051,884
------------------------------------------------------------------------------------------------------------

      Investment Abbreviations:

      Disc. Discounted

      Unsec. Unsecured

      Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on May 31, 2005.

(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on May 31, 2005.

(d) Interest rate is redetermined daily. Rate shown is the rate in effect on May 31, 2005.

(e) Joint repurchase agreement entered into 05/31/05 with a maturing value of $250,021,181. Collateralized by $248,289,000 U.S. Government obligations, 3.00% to 6.00% due 10/19/07 to 07/15/12 with an aggregate market value at 05/31/05 of $255,000,203. The amount to be received upon repurchase by the Fund is $100,008,473.

(f) Joint repurchase agreement entered into 05/31/05 with a maturing value of $575,033,729. Collateralized by $594,173,000 U.S. Government obligations, 0% due 04/13/06 to 08/21/06 with an aggregate market value at 05/31/05 of $586,485,419. The amount to be recieved upon repurchase by the Fund is $100,008,472.

(g) Open Joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $299,758,000 U.S. Government obligations, 2.38% to 8.88% due 03/15/06 to 11/15/30 with an aggregate market value at 05/31/05 of $256,949,517.

(h) Joint repurchase agreement entered into 05/31/05 with a maturing value of $250,021,181. Collateralized by $255,273,000 U.S. Government obligations, 3.75% to 3.88% due 06/15/08 to 09/15/08 with an aggregate market value at 05/31/05 of $255,000,604. The amount to be received upon repurchase by the Fund is $100,008,472.

(i) Joint repurchase agreement entered into 05/31/05 with a maturing value of $500,042,778. Collateralized by $516,283,000 U.S. Government obligations, 0% to 7.25% due 01/15/06 to 05/15/30 with an aggregate market value at 05/31/05 of $510,000,011.

(j) Joint repurchase agreement entered into 05/31/05 with a maturing value of $500,042,361. Collateralized by $546,649,000 U.S. Government obligations, 0% to 6.03% due 07/08/05 to 10/08/27 with an aggregate market value at 05/31/05 of $514,669,600. The amount to be received upon repurchase by the Fund is $82,831,142.

(k) Joint repurchase agreement entered into 05/31/05 with a maturing value of $500,042,361. Collateralized by $500,755,000 U.S. Government obligations, 1.63% to 7.63% due 06/15/05 to 02/18/15 with an aggregate market value at 05/31/05 of $510,257,497. The amount to be received upon repurchase by the Fund is $100,008,472.

(l) Joint repurchase agreement entered into 05/31/05 with a maturing value of $100,008,472. Collateralized by $160,055,000 U.S. Government obligations, 0% due 01/15/11 to 10/15/18 with an aggregate market value at 05/31/05 of $102,002,258.

(m) Joint repurchase agreement entered into 05/31/05 with a maturing value of $100,008,472. Collateralized by $101,984,000 U.S. Government obligations, 0% to 4.61% due 02/28/06 to 10/10/13 with an aggregate market value at 05/31/05 of $102,000,721. The amount to be received upon repurchase by the Fund $98,508,345.

(n)   Also represents cost for federal income tax purposes.

      See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

                       GOVERNMENT TAXADVANTAGE PORTFOLIO
            Quarterly Schedule of Portfolio Holdings o May 31, 2005



[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               TAP-QTR-1 5/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
May 31, 2005
(Unaudited)


                                                                                                       PAR
                                                                                  MATURITY            (000)                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--100.00%
FEDERAL HOME LOAN BANK (FHLB)--100.00%
Unsec. Disc. Notes, (a)
2.98%                                                                             06/01/05         $63,622              $ 63,622,000
------------------------------------------------------------------------------------------------------------------------------------
2.91%                                                                             06/06/05          17,370                17,362,980
------------------------------------------------------------------------------------------------------------------------------------
2.87%                                                                             06/10/05           4,000                 3,997,130
------------------------------------------------------------------------------------------------------------------------------------
2.97%                                                                             06/22/05          15,000                14,974,012
------------------------------------------------------------------------------------------------------------------------------------
2.95%                                                                             07/15/05          20,000                19,927,889
------------------------------------------------------------------------------------------------------------------------------------
2.83%                                                                             08/10/05           1,264                 1,257,057
------------------------------------------------------------------------------------------------------------------------------------
2.95%                                                                             08/19/05           3,000                 2,980,579
------------------------------------------------------------------------------------------------------------------------------------
3.21%                                                                             10/19/05           5,000                 4,937,603
------------------------------------------------------------------------------------------------------------------------------------
3.31%                                                                             11/18/05           5,000                 4,921,847
------------------------------------------------------------------------------------------------------------------------------------
2.87%                                                                             12/23/05           5,000                 4,918,285
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Securities
(Cost $138,899,382)                                                                                                      138,899,382
====================================================================================================================================
TOTAL INVESTMENTS--100.00% (Cost $138,899,382) (b)                                                                      $138,899,382
====================================================================================================================================


Investment Abbreviations:

    Disc.                                       Discounted
    Unsec.                                      Unsecured


    Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Also represents cost for federal income tax purposes.

    See accompanying notes which are an integral part of this schedule.


TAP-QTR-1                             F-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.


TAP-QTR-1                             F-2

                             LIQUID ASSETS PORTFOLIO
            Quarterly Schedule of Portfolio Holdings o May 31, 2005



[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               LAP-QTR-1 5/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
May 31, 2005
(Unaudited)


                                                                                                  PAR
                                                                                MATURITY          (000)                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--23.65%                                         (A)
ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES--1.79%
Amstel Funding Corp.
3.01% (Acquired 03/24/05; Cost $104,209,875)                     (b)            06/27/05   $        105,000      $       104,771,742
------------------------------------------------------------------------------------------------------------------------------------
3.20% (Acquired 05/19/05; Cost $74,393,333)                      (b)            08/22/05             75,000               74,453,333
------------------------------------------------------------------------------------------------------------------------------------
Atlantis One Funding Corp.
3.00% (Acquired 02/23/05; Cost $140,382,193)                     (b)            08/16/05            142,449              141,542,538
====================================================================================================================================
                                                                                                                         320,767,613
====================================================================================================================================

ASSET-BACKED SECURITIES - FULLY BACKED--4.59%
Aquinas Funding LLC (CEP-MBIA Insurance Corp.)
3.02% (Acquired 03/23/05; Cost $65,088,211)                      (b)(c)         06/24/05             65,600               65,473,428
------------------------------------------------------------------------------------------------------------------------------------
Blue Spice LLC (CEP-Deutsche Bank A.G.)
3.03% (Acquired 05/10/05; Cost $89,765,175)                      (b)            06/10/05             90,000               89,931,825
------------------------------------------------------------------------------------------------------------------------------------
2.98% (Acquired 04/07/05; Cost $99,354,333)                      (b)            06/24/05            100,000               99,809,611
------------------------------------------------------------------------------------------------------------------------------------
3.20% (Acquired 05/20/05; Cost $49,600,000)                      (b)            08/18/05             50,000               49,653,333
------------------------------------------------------------------------------------------------------------------------------------
3.22% (Acquired 05/25/05; Cost $74,375,544)                      (b)            08/26/05             75,000               74,422,546
------------------------------------------------------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A (Multi
 CEP's-Liberty Hampshire Co., LLC; agent)
3.19% (Acquired 05/18/05; Cost $74,389,542)                      (b)            08/18/05             75,000               74,482,438
------------------------------------------------------------------------------------------------------------------------------------
Govco, Inc. (Multi CEP's-Citicorp North America,
 Inc.; agent bank)
2.88% (Acquired 03/08/05; Cost $49,632,000)                      (b)            06/08/05             50,000               49,972,000
------------------------------------------------------------------------------------------------------------------------------------
3.18% (Acquired 05/18/05; Cost $99,187,333)                      (b)            08/18/05            100,000               99,311,000
------------------------------------------------------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Multi CEP's-Liberty
 Hampshire Co., LLC; agent)
3.02% (Acquired 02/22/05; Cost $49,270,167)                      (b)            08/16/05             50,000               49,681,222
------------------------------------------------------------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank N.V.)
3.04% (Acquired 02/24/05; Cost $123,178,042)                     (b)            08/18/05            125,000              124,171,792
------------------------------------------------------------------------------------------------------------------------------------
Variable Funding Capital Corp. (CEP-Wachovia
 Bank, N.A.)
3.08% (Acquired 05/31/05; Cost $45,190,133)                      (b)            06/01/05             45,194               45,194,000
====================================================================================================================================
                                                                                                                         822,103,195
====================================================================================================================================

ASSET-BACKED SECURITIES - MULTI-PURPOSE--2.87%
CRC Funding LLC
2.87% (Acquired 03/08/05; Cost $148,899,833)                     (b)            06/08/05            150,000              149,916,292
------------------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization, LLC
2.88% (Acquired 03/09/05; Cost $148,920,000)                     (b)            06/07/05            150,000              149,928,000
------------------------------------------------------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC
3.02% (Acquired 05/20/05; Cost $124,950,136)                     (b)            06/22/05            125,297              125,076,268
------------------------------------------------------------------------------------------------------------------------------------
Yorktown Capital LLC
3.03%                                                                           06/20/05             90,141               89,996,849
====================================================================================================================================
                                                                                                                         514,917,409
====================================================================================================================================


LAP-QTR-1

                                                                                                          PAR
                                                                                   MATURITY               (000)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - STRUCTURED INVESTMENT
VEHICLES/SECURITY ARBITRAGE--5.96%
Beta Finance Inc./Corp.
2.88% (Acquired 03/08/05; Cost $79,398,400)                      (b)               06/10/05   $         80,000   $        79,942,400
------------------------------------------------------------------------------------------------------------------------------------
Cancara Asset Securitisation Ltd./LLC
3.03% (Acquired 05/05/05; Cost $99,764,333)                      (b)               06/02/05            100,000            99,991,583
------------------------------------------------------------------------------------------------------------------------------------
Klio Funding Ltd./Corp.
3.04% (Acquired 05/18/05; Cost $154,854,415)                     (b)               06/20/05            155,274           155,024,872
------------------------------------------------------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.
2.99% (Acquired 04/21/05; Cost $82,315,304)                      (b)               06/06/05             82,631            82,596,685
------------------------------------------------------------------------------------------------------------------------------------
3.05% (Acquired 05/18/05; Cost $83,233,640)                      (b)               06/21/05             83,467            83,325,570
------------------------------------------------------------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.
3.03% (Acquired 04/20/05; Cost $208,921,825)                     (b)               06/22/05            210,000           209,628,825
------------------------------------------------------------------------------------------------------------------------------------
3.06% (Acquired 05/06/05; Cost $89,609,850)                      (b)               06/30/05             90,000            89,778,150
------------------------------------------------------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp.
3.00% (Acquired 04/19/05; Cost $150,258,285)                     (b)               06/20/05            151,026           150,786,876
------------------------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC/Ltd.
3.18% (Acquired 05/18/05; Cost $117,603,324)                     (b)               08/22/05            118,588           117,729,028
====================================================================================================================================
                                                                                                                       1,068,803,989
====================================================================================================================================

ASSET-BACKED SECURITIES - TRADE RECEIVABLES--0.56%
CAFCO, LLC
2.98% (Acquired 04/06/05; Cost $99,312,944)                      (b)               06/28/05            100,000            99,776,500
====================================================================================================================================

DIVERSIFIED BANKS--0.56%
Bank of America Corp.
2.90%                                                                              06/08/05            100,000            99,943,611
====================================================================================================================================

DIVERSIFIED CAPITAL MARKETS--0.28%
Citicorp
3.00%                                                                              06/21/05             50,000            49,916,667
====================================================================================================================================

INDUSTRIAL CONGLOMERATES--0.72%
General Electric Co.
3.00%                                                                              06/29/05            129,000           128,699,000
====================================================================================================================================

INVESTMENT BANKING & BROKERAGE--3.87%
Bear, Stearns & Co., Inc.
3.00%                                                                              06/27/05            100,000            99,783,333
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Floating Rate
3.10%                                                            (d)               06/10/05            400,000           400,000,000
------------------------------------------------------------------------------------------------------------------------------------
3.11%                                                            (d)               10/12/05             44,000            44,000,000
------------------------------------------------------------------------------------------------------------------------------------
3.11%                                                            (d)               10/17/05            150,000           150,000,000
====================================================================================================================================
                                                                                                                         693,783,333
====================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.12%
General Electric Capital Corp.
2.87%                                                                              06/06/05            200,000           199,920,278
====================================================================================================================================


LAP-QTR-1

                                                                                                          PAR
                                                                                   MATURITY               (000)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
REGIONAL BANKS--1.33%
Banque et Caisse d'Epargne de l'Etat (Luxembourg)
3.21%                                                                              09/06/05   $         85,000   $        84,264,821
------------------------------------------------------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
3.02%                                                                              06/29/05             75,000            74,823,833
------------------------------------------------------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc.
3.18% (Acquired 05/12/05; Cost $79,336,778)                      (b)               08/15/05             80,000            79,470,833
====================================================================================================================================
                                                                                                                         238,559,487
====================================================================================================================================

Total Commercial Paper (Cost $4,237,191,082)                                                                           4,237,191,082
====================================================================================================================================

TIME DEPOSITS--12.51%
Dexia Bank S.A.-Cayman (Belgium)
3.08%                                                                              06/01/05            500,000           500,000,000
------------------------------------------------------------------------------------------------------------------------------------
ING Belgium S.A./N.V.-Brussels (Belgium)
3.09%                                                                              06/01/05            250,000           250,000,000
------------------------------------------------------------------------------------------------------------------------------------
LaSalle Bank N.A.-Cayman
3.09%                                                                              06/01/05            250,000           250,000,000
------------------------------------------------------------------------------------------------------------------------------------
National Australia Bank Ltd.-Cayman (Australia)
3.10%                                                                              06/01/05             59,100            59,100,000
------------------------------------------------------------------------------------------------------------------------------------
National City Bank-Cayman
3.08%                                                                              06/01/05            182,302           182,302,127
------------------------------------------------------------------------------------------------------------------------------------
Societe Generale S.A.-Cayman (France)
3.08%                                                                              06/01/05            250,000           250,000,000
------------------------------------------------------------------------------------------------------------------------------------
UBS A.G.-Cayman (Switzerland)
3.09%                                                                              06/01/05            750,000           750,000,000
====================================================================================================================================

Total Time Deposits (Cost $2,241,402,127)                                                                              2,241,402,127
====================================================================================================================================

CERTIFICATES OF DEPOSIT--11.23%
Banco Bilbao Vizcaya Argentaria, S.A. (Spain)
3.03%                                                                              06/28/05            100,000           100,000,000
------------------------------------------------------------------------------------------------------------------------------------
BNP Paribas S.A. (France)
3.25%                                                                              09/06/05            100,000           100,000,170
------------------------------------------------------------------------------------------------------------------------------------
Citibank, N.A.
3.20%                                                                              08/15/05            300,000           300,000,000
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
3.25%                                                                              08/30/05             70,000            70,000,000
------------------------------------------------------------------------------------------------------------------------------------
Dexia Bank S.A.-New York Branch (Belgium)
3.01%                                                                              06/21/05             53,000            52,999,854
------------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
3.03%                                                                              06/29/05            200,000           200,000,000
------------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC-New York Branch
 (United Kingdom)
3.05%                                                                              12/30/05            150,000           150,000,000
------------------------------------------------------------------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)
3.01%                                                                              06/30/05            100,000           100,000,400
------------------------------------------------------------------------------------------------------------------------------------


LAP-QTR-1

                                                                                                          PAR
                                                                                   MATURITY               (000)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--(CONTINUED)
Northern Rock PLC (United Kingdom)
3.03%                                                                              06/28/05   $         60,000      $     60,000,000
------------------------------------------------------------------------------------------------------------------------------------
3.03%                                                                              06/29/05            100,000           100,000,000
------------------------------------------------------------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
2.84%                                                                              12/09/05             50,000            49,998,711
------------------------------------------------------------------------------------------------------------------------------------
Societe Generale S.A. (France)
3.05%                                                                              06/23/05            140,000           140,000,000
------------------------------------------------------------------------------------------------------------------------------------
2.84%                                                                              07/18/05            200,000           199,992,101
------------------------------------------------------------------------------------------------------------------------------------
3.25%                                                                              08/31/05            130,000           130,000,000
------------------------------------------------------------------------------------------------------------------------------------
2.76%                                                                              11/25/05             50,000            50,001,195
------------------------------------------------------------------------------------------------------------------------------------
3.00%                                                                              12/21/05            110,000           110,000,000
------------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A.-London (Italy)
3.25%                                                                              09/01/05            100,000           100,000,000
====================================================================================================================================

Total Certificates of Deposit (Cost $2,012,992,431)                                                                    2,012,992,431
====================================================================================================================================

VARIABLE RATE DEMAND NOTES--9.02%                                (e)
INSURED--3.11%                                                   (c)
Alaska (State of) Housing Finance Corp.;
 Taxable Home Mortgage Series 2002 B RB
3.04%                                                            (f)               12/01/36              8,100             8,100,000
------------------------------------------------------------------------------------------------------------------------------------
Denver (City & County of), Colorado School District
 No. 1; Taxable Series 2005 B COP
3.05%                                                            (f)               12/15/18             12,400            12,400,000
------------------------------------------------------------------------------------------------------------------------------------
Detroit (City of), Michigan Water Supply System;
 Refunding Second Lien Series 2004 A RB
2.98%                                                            (f)               07/01/25             35,000            35,000,000
------------------------------------------------------------------------------------------------------------------------------------
Detroit (City of), Michigan Water Supply System;
 Refunding Sr. Lien Series 2004 B RB
2.98%                                                            (f)               07/01/23             60,000            60,000,000
------------------------------------------------------------------------------------------------------------------------------------
Florida (State of) Housing Finance Agency;
 Taxable Housing Series 1993 A RB
3.07%                                                            (f)               01/01/34             30,200            30,200,000
------------------------------------------------------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
 (Affordable Housing); Taxable Series 2002 A RB
3.07%                                                            (f)               01/01/47             51,050            51,050,000
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
 (Loyola University Health System);
 Taxable Series 1997 C RB
3.08%                                                            (f)               07/01/24             33,795            33,795,000
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Student Assistance Commission;
 Taxable Student Loan Series 1998 B RB
3.07%                                                            (f)               09/01/32             15,070            15,070,000
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Student Assistance Commission;
 Taxable Student Loan Series 1999 B-II RB
3.07%                                                            (f)               09/01/34              2,000             2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Student Assistance Commission;
 Taxable Student Loan Series 1999 B-III RB
3.07%                                                            (f)               09/01/34              4,750             4,750,000
------------------------------------------------------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
 Loan Series 2001 Tranche 1 RB
3.07% (Acquired 11/14/02; Cost $25,000,000)                      (b)(f)            09/01/36             25,000            25,000,000
------------------------------------------------------------------------------------------------------------------------------------


LAP-QTR-1

                                                                                                          PAR
                                                                                   MATURITY               (000)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
INSURED--(CONTINUED)
Loanstar Asset Partners II; Taxable Student
 Loan Series 2002 Tranche 1 RB
3.07% (Acquired 08/02/04; Cost $60,000,000)                      (b)(f)            08/01/37   $         60,000      $     60,000,000
------------------------------------------------------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
 Loan Series 2002 Tranche 2 RB
3.07% (Acquired 08/02/04; Cost $40,000,000)                      (b)(f)            08/01/37             40,000            40,000,000
------------------------------------------------------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
 Loan Series 2002 Tranche 3 RB
3.07% (Acquired 08/02/04; Cost $50,000,000)                      (b)(f)            08/01/37             50,000            50,000,000
------------------------------------------------------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
 Loan Series 2002 Tranche 4 RB
3.07% (Acquired 08/02/04; Cost $50,000,000)                      (b)(f)            08/01/37             50,000            50,000,000
------------------------------------------------------------------------------------------------------------------------------------
New Orleans (City of), Louisiana;
 Taxable Pension Series 2000 RB
3.07%                                                            (f)               09/01/30             80,500            80,500,000
====================================================================================================================================
                                                                                                                         557,865,000
====================================================================================================================================

LETTER OF CREDIT --5.91%                                         (g)
422 Capital LLC; Series 2004-A Notes (LOC-
 Wachovia Bank, N.A.)
3.09%                                                            (f)               12/01/44             12,000            12,000,000
------------------------------------------------------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series
 1997 Bonds (LOC-Wachovia Bank, N.A.)
3.09% (Acquired 03/28/02; Cost $9,850,000)                       (b)(f)            06/01/17              9,850             9,850,000
------------------------------------------------------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Power Agency;
 Refunding Taxable Electric Series 2004 B RB
 (LOC-Dexia Credit Local)
3.07%                                                            (f)               07/01/26              4,550             4,550,000
------------------------------------------------------------------------------------------------------------------------------------
American Association of Retired Persons;
 Series 2001 Floating Rate Notes
(LOC-Bank of America, N.A.)
3.06%                                                            (f)               05/01/31             20,000            20,000,000
------------------------------------------------------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
 (LOC-Royal Bank of Scotland)
3.11%                                                            (f)               02/01/15             57,380            57,380,000
------------------------------------------------------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
 Village Inc. Project); Taxable Series 1999 B RB
 (LOC-Wachovia Bank, N.A.)
3.10%                                                            (f)               01/01/15             16,635            16,635,000
------------------------------------------------------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds
 (LOC- Wachovia Bank, N.A.)
3.11% (Acquired 05/17/04; Cost $17,000,000)                      (b)(f)            07/01/08             17,000            17,000,000
------------------------------------------------------------------------------------------------------------------------------------
Botsford (City of), Michigan General Hospital;
 Taxable Series 1997 A RB (LOC-ABN
 AMRO Bank N.V.)
3.10%                                                            (d)               02/15/27             12,100            12,100,000
------------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co.
 LLC Project); Taxable Series 2001 I PCR
 (LOC-Wachovia Bank, N.A.)
3.05%                                                            (f)               12/01/36             61,790            61,790,000
------------------------------------------------------------------------------------------------------------------------------------
California (State of), Access to Loans for
 Learning Student Loan Corp.; Taxable Student
 Loan Series 2001-II-A-5 RB (LOC-State Street
 Bank & Trust Co.)
3.07%                                                            (f)               07/01/36             43,400            43,400,000
------------------------------------------------------------------------------------------------------------------------------------
Capital One Funding Corp.; Series 1999-F
 Floating Rate Notes (LOC-JPMorgan Chase Bank)
3.07%                                                            (f)               12/02/19              5,588             5,588,000
------------------------------------------------------------------------------------------------------------------------------------


LAP-QTR-1

                                                                                                          PAR
                                                                                   MATURITY               (000)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT --(CONTINUED)
Capital One Funding Corp.; Series 2000-C
 Floating Rate Notes (LOC-JPMorgan Chase Bank)
3.07%                                                            (f)               09/01/20   $          4,000      $      4,000,000
------------------------------------------------------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Floating
 Rate Bonds (LOC-Wachovia Bank, N.A.)
3.09% (Acquired 07/31/03; Cost $18,380,000)                      (b)(f)            09/01/34             18,380            18,380,000
------------------------------------------------------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating
 Rate Notes (LOC-JPMorgan Chase Bank)
3.07%                                                            (f)               07/01/20             13,600            13,600,000
------------------------------------------------------------------------------------------------------------------------------------
Corp. Finance Managers Inc.; Floating
 Rate Notes (LOC-Wells Fargo Bank N.A.)
3.12%                                                            (f)               02/02/43              7,975             7,975,000
------------------------------------------------------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
3.11% (Acquired 06/25/02; Cost $10,035,000)                      (b)(f)            08/31/16             10,035            10,035,000
------------------------------------------------------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
 Rate Notes (LOC-ABN AMRO Bank N.V.)
3.09%                                                            (f)               12/01/15              8,000             8,000,000
------------------------------------------------------------------------------------------------------------------------------------
Fayette (County of), Ohio (Fayette County
 Memorial Hospital); Series 2003 RB
 (LOC-National City Bank)
3.09%                                                            (f)               08/01/23                400               400,000
------------------------------------------------------------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A;
 Floating Rate Loan Program Notes
 (LOC-National City Bank)
3.21%                                                            (f)               10/15/27                600               600,000
------------------------------------------------------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005 Floating
 Rate Bonds (LOC-Wachovia Bank, N.A.)
2.99%                                                            (f)               01/01/25             11,050            11,050,000
------------------------------------------------------------------------------------------------------------------------------------
Georgia (State of) Municipal Gas Authority
 (Gas Portfolio III Project); Taxable Gas
 Series 2004 A RB (LOC-Wachovia Bank, N.A.;
 Bayerische Landesbank; JPMorgan Chase Bank)
3.12%                                                            (f)               02/01/15             15,560            15,560,000
------------------------------------------------------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
 Floating Rate Bonds (LOC-Wachovia Bank, N.A.)
3.06%                                                            (f)               11/01/18             25,000            25,000,000
------------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Student Assistance Commission;
 Taxable Student Loan Series 1997 B RB
 (LOC-JPMorgan Chase Bank)
3.07%                                                            (f)               09/01/31              7,800             7,800,000
------------------------------------------------------------------------------------------------------------------------------------
Indiana (State of) Health Facility Financing
 Authority (Community Hospitals Project);
 Hospital Series 2000 A RB (LOC-Bank of
 America, N.A.)
2.96%                                                            (f)               07/01/28              9,815             9,815,000
------------------------------------------------------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
 (LOC-ABN AMRO Bank N.V.; Wachovia Bank, N.A.)
3.09%                                                            (f)               02/01/09              2,300             2,300,000
------------------------------------------------------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
 Notes (LOC-Wells Fargo Bank N.A.)
3.11%                                                            (f)               12/01/39             17,500            17,500,000
------------------------------------------------------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
 (LOC-ABN AMRO Bank N.A.; Wachovia Bank, N.A.)
3.09%                                                            (f)               02/01/09              5,715             5,715,000
------------------------------------------------------------------------------------------------------------------------------------


LAP-QTR-1

                                                                                                      PAR
                                                                                   MATURITY           (000)              VALUE
------------------------------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT --(CONTINUED)
Kamps Capital LLC; Series 2003 Floating
 Rate Notes (LOC-Federal Home Loan Bank
 of Indianapolis)
3.04%                                                            (f)               09/01/33   $          7,488      $      7,488,388
------------------------------------------------------------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania Industrial
 Development Authority (Bouras Industries);
 Taxable Series 2002 C IDR (LOC-Wachovia Bank, N.A.)
3.14%                                                            (f)               11/01/13                715               715,000
------------------------------------------------------------------------------------------------------------------------------------
Liberty (County of), Georgia Industrial Authority
 (Hugo Boss Inc. Project); Taxable Series 2002
 RB (LOC-Wachovia Bank, N.A.)
3.16%                                                            (f)               01/01/18                100               100,000
------------------------------------------------------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Taxable Student
 Loan Series 2005 A RB (LOC-State Street Bank
 & Trust Co.)
3.05% (Acquired 02/23/05; Cost $102,000,000)                     (b)(f)            02/01/41            102,000           102,000,000
------------------------------------------------------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
3.09%                                                            (f)               02/01/18             55,200            55,200,000
------------------------------------------------------------------------------------------------------------------------------------
Macatawa Capital Partners LLC;  Floating
 Rate Notes (LOC-Fifth Third Bank)
3.09%                                                            (f)               12/01/53              4,135             4,135,000
------------------------------------------------------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
 Development Authority (Overture Development Corp.);
 Series 2001 RB (LOC-JPMorgan Chase Bank; U.S.
 Bank, N.A.; M&I Marshall & Ilsley; Northern Trust Co.)
3.05%                                                            (f)               06/01/36             64,000            64,000,000
------------------------------------------------------------------------------------------------------------------------------------
Michigan (State of), Grand Traverse Band Economic
 Development Corp.; Taxable Series 2003 RB
 (LOC-Bank of America, N.A.)
3.06%                                                            (f)               09/01/18             12,600            12,600,000
------------------------------------------------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
 (Lextron-Visteon Leasing Project);
 Taxable Series 2003 IDR (LOC-Fifth Third Bank)
3.08%                                                            (f)               12/01/27              7,330             7,330,000
------------------------------------------------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
 (Telepak Inc. Project); Taxable Series 2004
 IDR (LOC-Wachovia Bank, N.A.)
3.06% (Acquired 12/01/04; Cost $7,000,000)                       (b)(f)            03/01/19              7,000             7,000,000
------------------------------------------------------------------------------------------------------------------------------------
Montana (State of) Facility Finance Authority
 (Mission Ridge Project); Series
 2002 RB (LOC-ABN AMRO Bank N.V.)
2.99%                                                            (f)               08/01/27             11,365            11,365,000
------------------------------------------------------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
 Taxable Service Contract Refunding Series
 2003 F RB (LOC-State Street Bank & Trust Co.)
3.06%                                                            (f)               09/15/07              5,900             5,900,000
------------------------------------------------------------------------------------------------------------------------------------
New York (State of), Anti-Defamation League Foundation;
 Taxable Series 2004 A RB (LOC-Bank of New York)
3.07%                                                            (f)               01/01/34              5,825             5,825,000
------------------------------------------------------------------------------------------------------------------------------------
Newport (City of), Kentucky League of Cities
 Funding Trust; Lease Program Series
 2002 RB (LOC-U.S. Bank, N.A.)
2.98%                                                            (f)               04/01/32             19,600            19,600,000
------------------------------------------------------------------------------------------------------------------------------------


LAP-QTR-1

                                                                                                       PAR
                                                                                   MATURITY            (000)              VALUE
------------------------------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT --(CONTINUED)
North Carolina (State of) Roman Catholic Diocese
 of Charlotte; Series 2002 Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.)
3.09%                                                            (f)               05/01/14   $         12,687      $     12,687,000
------------------------------------------------------------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority (Oxford
 Oaks Apartments Projects); Refunding Multi-Family
 Housing Series 2000 RB (LOC-Federal National
 Mortgage Association)
2.99%                                                            (f)               07/15/30             27,695            27,695,000
------------------------------------------------------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005 Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.)
3.14%                                                            (f)               02/01/23              1,000             1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
 Taxable Series 2001 C RB (LOC-Bank of
 America, N.A.)
3.05%                                                            (f)               02/15/21              7,500             7,500,000
------------------------------------------------------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
 Series 2004 Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
3.11%                                                            (f)               07/01/14              3,200             3,200,000
------------------------------------------------------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating Rate Bonds
 (LOC-ABN AMRO Bank N.V.)
3.16% (Acquired 12/31/03; Cost $3,105,000)                       (b)(f)            01/01/15              3,105             3,105,000
------------------------------------------------------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000 Floating Rate
 Bonds (LOC-Regions Bank)
3.12%                                                            (f)               09/01/20             18,000            18,000,000
------------------------------------------------------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
 (LOC-Fifth Third Bank)
3.04%                                                            (f)               12/01/22              4,800             4,800,000
------------------------------------------------------------------------------------------------------------------------------------
S&L Capital LLC; Floating Rate Notes
 (LOC-Comerica Bank)
3.14%                                                            (f)               11/04/42                775               775,000
------------------------------------------------------------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
 (LOC-Bank of New York)
3.07%                                                            (f)               02/01/35             50,000            50,000,000
------------------------------------------------------------------------------------------------------------------------------------
San Jose (City of), California Redevelopment
 Agency (Merged Area); Taxable Series 2002 G
 RB (LOC-Bank of New York)
3.06%                                                            (f)               08/01/29              1,000             1,000,000
------------------------------------------------------------------------------------------------------------------------------------
San Jose (City of), California Redevelopment
 Agency (Merged Area); Taxable Series 2002 H
 RB (LOC-Bank of New York)
3.08%                                                            (f)               08/01/29             10,827            10,827,119
------------------------------------------------------------------------------------------------------------------------------------
Savannah College of Art and Design; Series 2004
 RB (LOC-Bank of America, N.A.)
3.09%                                                            (f)               04/01/24              4,000             4,000,000
------------------------------------------------------------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003 Floating
 Rate Notes (LOC-Bank of America, N.A.)
3.06%                                                            (f)               09/01/28              9,625             9,625,000
------------------------------------------------------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
3.09%                                                            (f)               11/01/52              9,730             9,730,000
------------------------------------------------------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2003 C Floating
 Rate Notes (LOC-Comerica Bank)
3.09%                                                            (f)               08/01/53              1,335             1,335,000
------------------------------------------------------------------------------------------------------------------------------------


LAP-QTR-1

                                                                                                        PAR
                                                                                   MATURITY             (000)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT --(CONTINUED)
Shepherd Capital LLC; Series 2003 D Floating
 Rate Notes (LOC-Federal Home Loan Bank
 of Indianapolis)
3.04%                                                            (f)               10/01/53   $          4,281      $      4,280,847
------------------------------------------------------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2004 A Floating
 Rate Notes (LOC-Federal Home Loan Bank
 of Indianapolis)
3.04%                                                            (f)               07/01/54             10,000            10,000,000
------------------------------------------------------------------------------------------------------------------------------------
Sherman (City of), Texas Higher Education Finance
 Corp. (Austin College Project); Higher Education
 Series 1997 RB (LOC-Bank of America, N.A.)
3.01%                                                            (f)               01/01/18             10,264            10,264,000
------------------------------------------------------------------------------------------------------------------------------------
Tennessee (State of), Meharry Medical College;
 Unlimited Taxable Series 2001 GO
(LOC-Bank of America, N.A.)
3.06%                                                            (f)               08/01/16             10,615            10,615,000
------------------------------------------------------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Series 2000 Floating Rate
 Notes (LOC-JPMorgan Chase Bank)
3.11%                                                            (f)               06/01/30             27,950            27,950,000
------------------------------------------------------------------------------------------------------------------------------------
University of Virginia Real Estate Foundation;
 Taxable Series 2001 RB
 (LOC-Wachovia Bank, N.A.)
3.11% (Acquired 07/31/03; Cost $46,600,000)                      (b)(f)            07/01/26             46,600            46,600,000
------------------------------------------------------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
 Infrastructure Agency; Taxable Series
 2004 RB (LOC-Bank of America, N.A.)
3.06%                                                            (f)               07/15/26             18,900            18,900,000
------------------------------------------------------------------------------------------------------------------------------------
Wake Forest University; Taxable Series 1997
 RB (LOC-Wachovia Bank, N.A.)
3.09%                                                            (f)               07/01/17              3,400             3,400,000
------------------------------------------------------------------------------------------------------------------------------------
Washington (State of), Lake Tapps Parkway
 Properties; Special Revenue Series
 1999 A RB (LOC-U.S. Bank, N.A.)
3.00%                                                            (f)               12/01/19             10,520            10,520,000
------------------------------------------------------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Series 2004-A
 Floating Rate Notes (LOC-Fifth Third Bank)
3.09%                                                            (f)               05/01/44             10,000            10,000,000
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable
 Series 2003 RB (LOC-JPMorgan Chase Bank)
3.08%                                                            (f)               11/01/23             19,800            19,800,000
====================================================================================================================================
                                                                                                                       1,058,890,354
====================================================================================================================================

Total Variable Rate Demand Notes
 (Cost $1,616,755,354)                                                                                                 1,616,755,354
====================================================================================================================================

ASSET-BACKED SECURITIES--5.66%
FULLY BACKED--1.56%
Racers Trust-Series 2004-6-MM, Floating Rate Notes
 (CEP-Lehman Brothers Holdings Inc.)
3.09% (Acquired 04/13/04; Cost $279,000,000)                     (b)(h)            11/22/05            279,000           279,000,000
====================================================================================================================================


LAP-QTR-1

                                                                                                        PAR
                                                                                   MATURITY            (000)              VALUE
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED--3.54%
Aire Valley Mortgages PLC (United Kingdom)
 -Series 2004-1A, Class 1A, Floating Rate Bonds
3.09% (Acquired 09/27/04; Cost $65,000,000)                      (b)(h)            09/20/05   $         65,000   $        65,000,000
------------------------------------------------------------------------------------------------------------------------------------
Leek Finance PLC (United Kingdom)-Series 14A,
 Class A1, Putable Floating Rate Bonds
3.09% (Acquired 10/27/04; Cost $127,344,000)                     (b)(h)            09/21/05            127,344           127,344,000
------------------------------------------------------------------------------------------------------------------------------------
Residential Mortgage Securities (United Kingdom)
 -Series 17A, Class A-1, Floating Rate Bonds
3.10% (Acquired 02/10/05; Cost $12,581,625)                      (b)(h)            02/14/06             12,582            12,581,625
------------------------------------------------------------------------------------------------------------------------------------
Residential Mortgage Securities (United Kingdom)
 -Series 18A, Class A-1B, Floating Rate Bonds
3.11% (Acquired 05/13/05; Cost $71,164,900)                      (b)(h)(i)         11/14/27             71,165            71,164,900
------------------------------------------------------------------------------------------------------------------------------------
RMAC PLC (United Kingdom), Series 2004-NS2A,
 Class A-1, Putable Floating Rate Bonds
3.08% (Acquired 06/14/04; Cost $156,952,298)                     (b)(h)            06/12/05            156,952           156,952,298
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Asset Securitization Issuance, LLC-Series
 2004-HEMM1, Class A, Putable Floating Rate Bonds
3.07% (Acquired 11/19/04; Cost $202,181,762)                     (b)(h)(i)         11/25/34            202,182           202,181,762
====================================================================================================================================
                                                                                                                         635,224,585
====================================================================================================================================

STRUCTURED INVESTMENT VEHICLES/SECURITY ARBITRAGE--0.56%
Whitehawk CDO Funding, Ltd./Corp. (Cayman Islands)
 -Series 2004-1A, Class AMMB, Floating Rate Bonds
3.04% (Acquired 12/10/04; Cost $25,000,000)                      (b)(j)            06/15/05             25,000            25,000,000
------------------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding, Ltd./Corp. (Cayman Islands)
 -Series 2004-1A, Class AMMC, Floating Rate Bonds
3.03% (Acquired 03/11/05; Cost $75,000,000)                      (b)(j)            09/15/05             75,000            75,000,000
====================================================================================================================================
                                                                                                                         100,000,000
====================================================================================================================================

Total Asset-Backed Securities (Cost $1,014,224,585)                                                                    1,014,224,585
====================================================================================================================================

MEDIUM-TERM NOTES--5.59%
Allstate Life Global Funding II, Floating Rate MTN
3.11% (Acquired 03/08/04; Cost $140,000,000)                     (b)(h)            05/08/06            140,000           140,000,000
------------------------------------------------------------------------------------------------------------------------------------
3.12% (Acquired 11/18/03; Cost $130,000,000)                     (b)(h)            06/15/06            130,000           130,000,000
------------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate MTN
3.19%                                                            (h)               06/09/06            332,900           332,900,000
------------------------------------------------------------------------------------------------------------------------------------
MetLife Global Funding, Floating Rate Global MTN
3.17% (Acquired 04/03/03; Cost $149,342,050)                     (b)(h)            06/28/06            149,300           149,331,120
------------------------------------------------------------------------------------------------------------------------------------
MetLife Global Funding, Floating Rate MTN
3.13% (Acquired 08/20/03; Cost $90,000,000)                      (b)(h)            06/15/06             90,000            90,000,000
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada (Canada), Floating Rate Yankee MTN
3.10%                                                            (h)               06/09/06            100,000           100,000,000
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland PLC (United Kingdom),
 Sr. Unsec. Floating Rate MTN
3.06% (Acquired 04/14/05; Cost $60,000,000)                      (b)(h)            05/16/06             60,000            60,000,000
====================================================================================================================================

Total Medium-Term Notes (Cost $1,002,231,120)                                                                          1,002,231,120
====================================================================================================================================


LAP-QTR-1

                                                                                                        PAR
                                                                                   MATURITY            (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
PROMISSORY NOTES--4.87%
Goldman Sachs Group, Inc. (The)
3.15% (Acquired 01/05/05; Cost $200,000,000)                     (b)(d)(k)         06/20/05   $        200,000      $    200,000,000
------------------------------------------------------------------------------------------------------------------------------------
3.15% (Acquired 01/05/05; Cost $275,000,000)                     (b)(d)(k)         07/13/05            275,000           275,000,000
------------------------------------------------------------------------------------------------------------------------------------
3.15% (Acquired 01/05/05; Cost $200,000,000)                     (b)(d)(k)         08/10/05            200,000           200,000,000
------------------------------------------------------------------------------------------------------------------------------------
3.19% (Acquired 03/31/05; Cost $197,000,000)                     (b)(d)(k)         09/27/05            197,000           197,000,000
====================================================================================================================================

Total Promissory Notes (Cost $872,000,000)                                                                               872,000,000
====================================================================================================================================

MASTER NOTE AGREEMENTS--4.26%                                    (L)
Lehman Brothers Inc.
3.18% (Acquired 04/08/05; Cost $115,000,000)                     (b)(m)(n)         --                  115,000           115,000,000
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
3.20% (Acquired 04/20/05; Cost $565,000,000)                     (b)(m)(n)         --                  565,000           565,000,000
------------------------------------------------------------------------------------------------------------------------------------
3.20% (Acquired 04/21/05; Cost $83,000,000)                      (b)(m)(n)         --                   83,000            83,000,000
====================================================================================================================================

Total Master Note Agreements (Cost $763,000,000)                                                                         763,000,000
====================================================================================================================================

FUNDING AGREEMENTS--2.51%
New York Life Insurance Co.
3.16% (Acquired 04/06/05; Cost $250,000,000)                     (b)(h)(k)         04/05/06            250,000           250,000,000
------------------------------------------------------------------------------------------------------------------------------------
Travelers Insurance Co. (The)
3.42% (Acquired 08/27/04; Cost $100,000,000)                     (b)(j)(k)         08/26/05            100,000           100,000,000
------------------------------------------------------------------------------------------------------------------------------------
3.38% (Acquired 11/19/04; Cost $100,000,000)                     (b)(j)(k)         11/21/05            100,000           100,000,000
====================================================================================================================================

Total Funding Agreements (Cost $450,000,000)                                                                             450,000,000
====================================================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES--0.84%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--0.84%
Disc. Notes,
2.88% (Cost $149,688,000)                                        (a)               06/27/05            150,000           149,688,000
====================================================================================================================================

PUTABLE RESET NOTES--0.42%
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS Notes
5.01% (Cost $75,000,000)                                                           06/01/06             75,000            75,000,000
====================================================================================================================================

Total Investments (excluding Repurchase Agreements)
 (Cost $14,434,484,699)                                                                                               14,434,484,699
====================================================================================================================================

REPURCHASE AGREEMENTS--19.44%
ABN AMRO Bank N.V., New York Branch (Netherlands)
2.97%                                                            (o)               06/01/05             10,000            10,000,000
------------------------------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch (Canada)
2.97%                                                            (p)               06/01/05             10,000            10,000,000
------------------------------------------------------------------------------------------------------------------------------------
3.05%                                                            (q)               06/01/05            123,500           123,500,000
------------------------------------------------------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United Kingdom)
2.97%                                                            (r)               06/01/05            557,692           557,692,387
------------------------------------------------------------------------------------------------------------------------------------
3.05%                                                            (s)               06/01/05            428,985           428,985,015
------------------------------------------------------------------------------------------------------------------------------------
3.07%                                                            (t)               06/01/05            557,616           557,615,882
------------------------------------------------------------------------------------------------------------------------------------


LAP-QTR-1

                                                                                                        PAR
                                                                                MATURITY               (000)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--(CONTINUED)
BNP Paribas Securities Corp.-New York Branch (France)
2.97%                                                            (u)               06/01/05   $         10,000      $     10,000,000
------------------------------------------------------------------------------------------------------------------------------------
3.05%                                                            (v)               06/01/05            123,500           123,500,000
------------------------------------------------------------------------------------------------------------------------------------
3.12%                                                            (w)               06/01/05            750,000           750,000,000
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
3.08%                                                            (x)               06/01/05             37,361            37,361,485
------------------------------------------------------------------------------------------------------------------------------------
CSFB LLC-New York Branch (Switzerland)
2.97%                                                            (y)               06/01/05             10,000            10,000,000
------------------------------------------------------------------------------------------------------------------------------------
3.05%                                                            (z)               06/01/05            320,719           320,718,831
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Securities Inc.
2.97%                                                            (aa)              06/01/05             10,000            10,000,000
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
2.97%                                                            (ab)              06/01/05             10,000            10,000,000
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
2.97%                                                            (ac)              06/01/05             10,000            10,000,000
------------------------------------------------------------------------------------------------------------------------------------
3.05%                                                            (ad)              06/01/05            398,500           398,500,000
------------------------------------------------------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
2.98%                                                            (ae)              06/01/05             10,000            10,000,000
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Securities, Inc.
3.13%                                                            (af)              06/01/05            105,000           105,000,000
====================================================================================================================================

Total Repurchase Agreements (Cost $3,482,873,600)                                                                      3,482,873,600
====================================================================================================================================

TOTAL INVESTMENTS--100.00% (Cost $17,917,358,299)                (ag)                                               $ 17,917,358,299
====================================================================================================================================


Investment Abbreviations:
CEP                                         Credit Enhancement Provider
COP                                         Certificates of Participation
Disc.                                       Discounted
GO                                          General Obligation Bonds
IDR                                         Industrial Development Revenue Bonds
LOC                                         Letter of Credit
MTN                                         Medium Term Notes
PCR                                         Pollution Control Revenue Bonds
PURS                                        Putable Reset Securities
RB                                          Revenue Bonds
Sr.                                         Senior
Unsec.                                      Unsecured
Unsub.                                      Unsubordinated


LAP-QTR-1

    Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at May 31, 2005 was $6,923,368,395, which represented 38.64% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Security Assurance Inc., or MBIA Insurance Corp.

(d) Interest rate is redetermined daily. Rate shown is the rate in effect on May 31, 2005.

(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.

(f) Interest rate is redetermined weekly. Rate shown is the rate in effect on May 31, 2005.

(g) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h) Interest rate is redetermined monthly. Rate shown is the rate in effect on May 31, 2005.

(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(j) Interest rate is redetermined quarterly. Rate shown is the rate in effect on May 31, 2005.

(k) Security considered to be illiquid; the portfolio is limited to investing 10% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at May 31, 2005 was $1,322,000,000, which represented 7.38% of the Fund's Total Investments.

(l) Investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on May 31, 2005.

(n) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(o) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $250,020,625. Collateralized by a $243,293,000 U.S. Treasury obligation, 4.38% due 08/15/12 with a market value at 05/31/05 of $255,000,239. The amount to be received upon repurchase by the Fund is $10,000,825.

(p) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $250,020,625. Collateralized by a $212,841,000 U.S. Treasury obligation, 3.00% due 07/15/12 with a market value at 05/31/05 of $255,000,516. The amount to be received upon repurchase by the Fund is $10,000,825.

(q) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $250,021,181. Collateralized by $248,289,000 U.S. Government obligations, 3.00% to 6.00% due 10/19/07 to 07/15/12 with an aggregate market value at 05/31/05 of $255,000,203. The amount to be received upon repurchase by the Fund is $123,510,463.

(r) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $750,061,875. Collateralized by $721,454,000 U.S. Treasury obligations, 3.50% to 4.88% due 08/15/09 to 02/15/12 with an aggregate market value at 05/31/05 of $765,001,292. The amount to be received upon repurchase by the Fund is $557,738,397.

(s) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $575,033,729. Collateralized by $594,173,000 U.S. Government obligations, 0% due 04/13/06 to 08/21/06 with an aggregate market value at 05/31/05 of $586,485,419. The amount to be received upon repurchase by the Fund is $429,021,360.

(t) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $750,063,958. Collateralized by $749,746,709 U.S. Government obligations, 3.36% to 8.00% due 04/01/19 to 05/01/35 with an aggregate market value at 05/31/05 of $765,000,001. The amount to be received upon repurchase by the Fund is $557,663,434.

(u) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $250,020,625. Collateralized by $217,122,000 U.S. Treasury obligations, 3.88% to 4.00% due 01/15/09 to 02/15/15 with an aggregate market value at 05/31/05 of $255,000,937. The amount to be received upon repurchase by the Fund is $10,000,825.

(v) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $250,021,181. Collateralized by $255,273,000 U.S. Government obligations, 3.75% to 3.88% due 06/15/08 to 09/15/08 with an aggregate market value at 05/31/05 of $255,000,604. The amount to be received upon repurchase by the Fund is $123,510,463.

(w) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $865,075,027. Collateralized by $1,015,236,463 U.S. Government and corporate obligations, 0% to 12.09% due 03/01/06 to 06/01/35 with an aggregate market value at 05/31/05 of $888,870,002. The amount to be received upon repurchase by the Fund is $750,065,052.

(x) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $600,051,167. Collateralized by $598,425,000 U.S. Government obligations, 0% to 7.13% due 06/15/05 to 04/15/42 with an aggregate market value at 05/31/05 of $612,001,011. The amount to be received upon repurchase by the Fund is $37,364,671.


LAP-QTR-1

(y) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $250,020,625. Collateralized by $201,026,000 U.S. Treasury obligations, 1.50% to 4.75% due 03/31/06 to 04/15/28 with an aggregate market value at 05/31/05 of $255,007,955. The amount to be received upon repurchase by the Fund is $10,000,825.

(z) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $500,042,361. Collateralized by $546,649,000 U.S. Government obligations, 0% to 6.03% due 07/08/05 to 10/08/27 with an aggregate market value at 05/31/05 of $514,669,600. The amount to be received upon repurchase by the Fund is $320,746,003.

(aa) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $250,020,625. Collateralized by $238,724,000 U.S. Treasury obligations, 1.63% to 5.38% due 02/28/06 to 04/15/32 with an aggregate market value at 05/31/05 of $255,001,870. The amount to be received upon repurchase by the Fund is $10,000,825.

(ab) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $250,020,625. Collateralized by $477,909,750 U.S. Treasury obligations, 0% due 08/15/17 to 05/15/25 with an aggregate market value at 05/31/05 of $255,001,866. The amount to be received upon repurchase by the Fund is $10,000,825.

(ac) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $250,020,625. Collateralized by a $234,900,000 U.S. Treasury obligation, 2.00% due 01/15/14 with a market value at 05/31/05 of $255,000,840. The amount to be received upon repurchase by the Fund is $10,000,825.

(ad) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $500,042,361. Collateralized by $500,755,000 U.S. Government obligations, 1.63% to 7.63% due 06/15/05 to 02/18/15 with an aggregate market value at 05/31/05 of $510,257,497. The amount to be received upon repurchase by the Fund is $398,533,762.

(ae) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $250,020,694. Collateralized by a $239,495,000 U.S. Government obligation, 2.00% due 07/15/14 with a market value at 05/31/05 of $255,000,739. The amount to be received upon repurchase by the Fund is $10,000,828.

(af) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $500,043,472. Collateralized by $506,801,274 corporate obligations, 0% to 8.38% due 07/07/05 to 12/15/32 with an aggregate market value at 05/31/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $105,009,129.

(ag) Also represents cost for federal income tax purposes.


     See accompanying notes which are an integral part of this schedule.


LAP-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


LAP-QTR-1
                                      F-15

                              STIC PRIME PORTFOLIO

             Quarterly Schedule of Portfolio Holdings. May 31, 2005

                                       Your goals.
                                       Our solutions.--Registered Trademark--

                                                               [AIM INVESTMENTS
AIMinvestments.com  PRM-QTR-1 5/05     A I M Advisors, Inc.   LOGO APPEARS HERE]
                                                        --Registered Trademark--

SCHEDULE OF INVESTMENTS
May 31, 2005
(Unaudited)

                                                                                          PAR
                                                                          MATURITY       (000)               VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--61.23% (a)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES--2.27%

Atlantis One Funding Corp.

2.96% (Acquired 04/13/05; Cost $32,441,243)                          (b)  06/09/05    $     32,594    $      32,572,560
3.03% (Acquired 05/26/05; Cost $48,092,908)                          (b)  06/30/05          48,235           48,117,266
Fountain Square Commercial Funding Corp.

2.97% (Acquired 04/19/05; Cost $99,513,250)                          (b)  06/17/05         100,000           99,868,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            180,557,826
-----------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES--1.09%

Thunder Bay Funding, LLC

3.03% (Acquired 05/09/05; Cost $26,105,869)                          (b)  06/13/05          26,183           26,156,555
3.03% (Acquired 05/09/05; Cost $60,190,472)                          (b)  06/20/05          60,404           60,307,404
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             86,463,959
-----------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - FULLY BACKED--16.41%

Aspen Funding Corp. (CEP-MBIA Insurance Corp.)

3.13% (Acquired 05/24/05; Cost $49,743,514)                          (b)  07/22/05          50,000           49,778,292
Concord Minutemen Capital Co., LLC-Series A (Multi CEP's-Liberty
Hampshire Co., LLC; agent)

3.03% (Acquired 05/11/05; Cost $25,029,874)                          (b)  06/08/05          25,089           25,074,218
3.03% (Acquired 05/11/05; Cost $25,131,508)                          (b)  06/09/05          25,193           25,176,037
3.04% (Acquired 05/17/05; Cost $97,057,897)                          (b)  06/10/05          97,255           97,181,086
3.04% (Acquired 05/17/05; Cost $75,002,511)                          (b)  06/16/05          75,193           75,097,756
Crown Point Capital Co., LLC-Series A (Multi CEP's-Liberty
Hampshire Co., LLC; agent)

3.03% (Acquired 05/27/05; Cost $23,381,767)                          (b)  06/24/05          23,437           23,391,630
3.13% (Acquired 05/24/05; Cost $250,276,514)                         (b)  07/21/05         251,545          250,451,478
CXC LLC (CEP-Ambac Assurance Corp.)

3.03% (Acquired 05/06/05; Cost $49,865,333)                          (b)  06/07/05          50,000           49,974,750
Kitty Hawk Funding Corp. (CEP-Bank of America, N.A.)

3.02% (Acquired 05/20/05; Cost $59,733,494)                          (b)  06/13/05          59,854           59,793,747

Legacy Capital, LLC (Multi CEP's-Liberty Hampshire Co., LLC; agent)

3.04% (Acquired 05/09/05; Cost $99,755,111)                          (b)  06/07/05         100,000           99,949,333
3.04% (Acquired 05/26/05; Cost $165,588,077)                         (b)  07/01/05         166,093          165,672,231
Newport Funding Corp. (CEP-MBIA Insurance Corp.)

3.03% (Acquired 05/04/05; Cost $24,901,104)                          (b)  06/20/05          25,000           24,960,021
3.03% (Acquired 05/09/05; Cost $99,579,167)                          (b)  06/28/05         100,000           99,772,750
Three Rivers Funding Corp. (CEP-Mellon Bank, N.A.)

3.03% (Acquired 05/04/05; Cost $16,547,910)                          (b)  06/01/05          16,587           16,587,000
2.96% (Acquired 04/19/05; Cost $18,752,359)                          (b)  06/03/05          18,822           18,818,905
3.03% (Acquired 05/19/05; Cost $7,333,916)                           (b)  06/14/05           7,350            7,341,958
3.03% (Acquired 05/19/05; Cost $5,115,349)                           (b)  06/15/05           5,127            5,120,959

                                                                                    PAR
                                                                  MATURITY         (000)            VALUE
----------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - FULLY BACKED-(CONTINUED)

Triple-A One Funding Corp. (CEP-MBIA Insurance Corp.)
3.03% (Acquired 05/26/05; Cost $76,963,153)                 (b)    06/27/05    $     77,171    $      77,002,124

Variable Funding Capital Corp. (CEP-Wachovia Bank, N.A.)
3.02% (Acquired 05/27/05; Cost $134,852,775)                (b)    06/09/05         135,000          134,909,400
----------------------------------------------------------------------------------------------------------------
                                                                                                   1,306,053,675
----------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - MULTI-PURPOSE--24.39%

Amsterdam Funding Corp.

3.03% (Acquired 05/13/05; Cost $19,941,083)                 (b)    06/17/05          20,000           19,973,067
Barton Capital LLC

3.03% (Acquired 05/09/05; Cost $67,334,157)                 (b)    06/10/05          67,516           67,464,857
Charta LLC

2.96% (Acquired 04/19/05; Cost $174,750,512)                (b)    06/02/05         175,250          175,235,396
3.03% (Acquired 05/04/05; Cost $72,249,815)                 (b)    06/14/05          72,500           72,420,673
3.04% (Acquired 05/12/05; Cost $123,498,213)                (b)    06/29/05         124,000          123,707,291
Clipper Receivables Co., LLC

2.99%                                                              06/17/05         200,000          199,734,222
3.03%                                                              06/30/05         175,000          174,572,854
CRC Funding LLC

3.03% (Acquired 05/06/05; Cost $49,882,167)                 (b)    06/03/05          50,000           49,991,583
3.03% (Acquired 05/05/05; Cost $49,802,208)                 (b)    06/21/05          50,000           49,915,833
Falcon Asset Securitization Corp.

3.02% (Acquired 05/06/05; Cost $79,791,956)                 (b)    06/06/05          80,000           79,966,444
3.02% (Acquired 05/13/05; Cost $65,357,054)                 (b)    06/16/05          65,544           65,461,524
Gemini Securitization LLC

3.03% (Acquired 05/27/05; Cost $20,013,109)                 (b)    06/22/05          20,057           20,021,549
3.03% (Acquired 05/24/05; Cost $25,177,137)                 (b)    06/24/05          25,243           25,194,134
Park Avenue Receivables Co., LLC

3.02% (Acquired 05/06/05; Cost $110,026,495)                (b)    06/01/05         110,267          110,267,000
3.02% (Acquired 05/05/05; Cost $127,065,125)                (b)    06/03/05         127,375          127,353,629
3.02% (Acquired 05/13/05; Cost $79,771,822)                 (b)    06/16/05          80,000           79,899,333
3.02% (Acquired 05/20/05; Cost $67,811,753)                 (b)    06/22/05          68,000           67,880,207
Preferred Receivables Funding Corp.

2.98% (Acquired 04/13/05; Cost $49,759,944)                 (b)    06/10/05          50,000           49,962,750
3.02% (Acquired 05/20/05; Cost $103,248,381)                (b)    06/22/05         103,535          103,352,606
Ranger Funding Co., LLC

3.03% (Acquired 05/26/05; Cost $139,622,933)                (b)    06/27/05         140,000          139,693,633
Sheffield Receivables Corp.

3.03% (Acquired 05/24/05; Cost $49,877,958)                 (b)    06/22/05          50,000           49,911,625
3.03% (Acquired 05/24/05; Cost $44,517,309)                 (b)    06/23/05          44,630           44,547,360
Windmill Funding I Corp.

3.03% (Acquired 05/05/05; Cost $19,944,450)                 (b)    06/07/05          20,000           19,989,900
3.03% (Acquired 05/04/05; Cost $24,926,354)                 (b)    06/08/05          25,000           24,985,271
----------------------------------------------------------------------------------------------------------------
                                                                                                   1,941,502,741
----------------------------------------------------------------------------------------------------------------

                                                                                                      PAR
                                                                                     MATURITY        (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - STRUCTURED INVESTMENT VEHICLES/SECURITY

ARBITRAGE--2.09%

Klio II Funding Corp./Ltd.

3.05%                                                                                06/20/05    $     68,520    $      68,409,702
McKinley Funding Ltd./Corp.

3.05% (Acquired 05/04/05; Cost $35,120,591)                          (b)             06/24/05          35,273           35,204,267
3.04% (Acquired 05/24/05; Cost $63,003,589)                          (b)             06/27/05          63,185           63,046,274
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       166,660,243
----------------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - TRADE RECEIVABLES--4.64%

Blue Ridge Asset Funding Corp.

3.02% (Acquired 05/06/05; Cost $74,823,833)                          (b)             06/03/05          75,000           74,987,417
3.02% (Acquired 05/06/05; Cost $99,731,556)                          (b)             06/07/05         100,000           99,949,667
Eureka Securitization, Inc.

2.98% (Acquired 04/19/05; Cost $99,528,167)                          (b)             06/15/05         100,000           99,884,111
3.03% (Acquired 05/04/05; Cost $44,419,816)                          (b)             06/21/05          44,600           44,524,923
3.02% (Acquired 05/06/05; Cost $49,777,694)                          (b)             06/28/05          50,000           49,886,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       369,232,868
----------------------------------------------------------------------------------------------------------------------------------

CONSUMER FINANCE--6.58%

HSBC Finance Corp.

2.95%                                                                                06/02/05         150,000          149,987,708
Toyota Motor Credit Corp.

3.02%                                                                                06/24/05         125,000          124,758,820
3.03%                                                                                06/28/05         100,000           99,772,750
3.03%                                                                                06/29/05         150,000          149,646,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       524,165,778
----------------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS--1.25%

Citicorp

3.03%                                                                                06/23/05         100,000           99,814,833
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE--2.51%

Morgan Stanley
2.95%                                                                                06/06/05         200,000          199,918,056
----------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (Cost $4,874,369,979)                                                                         4,874,369,979
----------------------------------------------------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS--8.92% (c)

Lehman Brothers Inc.

3.18% (Acquired 12/20/04; Cost $335,000,000)                         (b)(d)(e)              -         335,000          335,000,000
Merrill Lynch Mortgage Capital, Inc.

3.20% (Acquired 04/20/05; Cost $115,000,000)                         (b)(d)(e)              -         115,000          115,000,000
3.20% (Acquired 04/21/05; Cost $260,000,000)                         (b)(d)(e)              -         260,000          260,000,000
----------------------------------------------------------------------------------------------------------------------------------

TOTAL MASTER NOTE AGREEMENTS (Cost $710,000,000)                                                                       710,000,000
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      PAR
                                                                                     MATURITY        (000)            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--3.77%

Morgan Stanley Bank

3.05%                                                                                06/20/05    $    100,000    $     100,000,000
Wells Fargo Bank, N.A.

3.02%                                                                                06/20/05         100,000          100,000,000
3.02%                                                                                06/21/05         100,000          100,000,000
----------------------------------------------------------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT (Cost $300,000,000)                                                                      300,000,000
----------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES--0.57%

FEDERAL HOME LOAN BANK (FHLB)--0.57%

Unsec. Disc. Notes,

2.98% (Cost $45,744,000)                                             (a)             06/01/05          45,744           45,744,000
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (excluding Repurchase Agreements)
(Cost $5,930,113,979)                                                                                                5,930,113,979
----------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--25.51%

Banc of America Securities LLC

3.07%                                                                (f)             06/01/05         248,000          248,000,000
Citigroup Global Markets Inc.

3.07%                                                                (g)             06/01/05         414,639          414,638,515
Goldman, Sachs & Co.

3.07%                                                                (h)             06/01/05          78,000           78,000,000
3.12%                                                                (i)             06/01/05         350,000          350,000,000

Greenwich Capital Markets, Inc.-New York Branch (United Kingdom)

3.07%                                                                (j)             06/01/05         198,000          198,000,000
Morgan Stanley

3.07%                                                                (k)             06/01/05          28,000           28,000,000
Societe Generale, New York Branch, (France)

3.07%                                                                (l)             06/01/05          78,000           78,000,000
Wachovia Securities, Inc.

3.07%                                                                (m)             06/01/05         328,000          328,000,000
3.13%                                                                (n)             06/01/05         250,000          250,000,000
WestLB A.G., New York Branch (Germany)

3.07%                                                                (o)             06/01/05          58,000           58,000,000
----------------------------------------------------------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS (Cost $2,030,638,515)                                                                    2,030,638,515
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.00%  (Cost $7,960,752,494) (p)                                                            $   7,960,752,494
----------------------------------------------------------------------------------------------------------------------------------

Investment Abbreviations:

CEP Credit Enhancement Provider

Disc. Discounted

Unsec. Unsecured

      Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at May 31, 2005 was $4,317,754,534, which represented 54.24% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(d) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note are paid in full, whether at maturity or on demand.

(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based upon the timing of the demand. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on May 31, 2005.

(f) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $500,042,639. Collateralized by $509,656,959 U.S. Government obligations, 5.00% due 05/01/35 with an aggregate market value at May 31, 2005 of $510,000,001. The amount to be received upon repurchase by the Fund is $248,021,149.

(g) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $600,051,167. Collateralized by $598,425,000 U.S. Government obligations, 0% to 7.13% due 06/15/05 to 04/15/42 with an aggregate market value at May 31, 2005 of $612,001,011. The amount to be received upon repurchase by the Fund is $414,673,874.

(h) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $250,021,319. Collateralized by $262,566,928 U.S. Government obligations, 0% to 4.77% due 06/17/05 to 03/31/05 with an aggregate market value at May 31, 2005 of $255,000,127. The amount to be received upon repurchase by the Fund is $78,006,652.

(i) Repurchase agreement entered into 05/31/05 with a maturing value of $350,030,358. Collateralized by $478,219,967 municipal obligations, 0% to 5.75% due 09/01/07 to 06/15/40 with an aggregate market value at May 31, 2005 of $367,500,000.

(j) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $500,042,639. Collateralized by $495,605,000 U.S. Government obligations, 0% to 8.88% due 07/15/05 to 03/15/31 with an aggregate market value at May 31, 2005 of $510,001,919. The amount to be received upon repurchase by the Fund is $198,016,885.

(k) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $250,021,319. Collateralized by $253,894,394 U.S. Government obligations, 3.14% to 7.00% due 12/01/15 to 04/01/35 with an aggregate market value at May 31, 2005 of $256,700,853. The amount to be received upon repurchase by the Fund is $28,002,388.

(l) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $350,029,847. Collateralized by $392,759,456 U.S. Government obligations, 0% to 6.25% due 06/16/05 to 10/01/34 with an aggregate market value at May 31, 2005 of $357,000,000. The amount to be received upon repurchase by the Fund is $78,006,652.

(m) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $500,042,639. Collateralized by $626,788,669 U.S. Government obligations, 4.00% to 6.06% due 01/15/08 to 11/01/35 with an aggregate market value at May 31, 2005 of $510,000,000. The amount to be received upon repurchase by the Fund is $328,027,971.

(n) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $500,043,472. Collateralized by $506,801,274 corporate obligations, 0% to 8.38% due 07/07/05 to 12/15/32 with an aggregate market value at May 31, 2005 of $525,000,001. The amount to be received upon repurchase by the Fund is $250,021,736.

(o) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $200,017,056. Collateralized by $209,378,461 U.S. Government obligations, 0% to 9.13% due 05/15/08 to 12/01/43 with an aggregate market value at May 31, 2005 of $204,000,496. The amount to be received upon repurchase by the Fund is $58,004,946.

(p)   Also represents cost for federal income tax purposes.

      See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

                               TREASURY PORTFOLIO
             Quarterly Schedule of Portfolio Holdings o May 31, 2005


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestents.com               TRE-QTR-1 5/05              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
May 31, 2005
(Unaudited)


                                                                             PAR
                                                             MATURITY       (000)          VALUE
----------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS-27.59%                 (a)

2.42%                                                        06/16/05     $200,000    $  199,797,500
----------------------------------------------------------------------------------------------------
2.48%                                                        06/30/05      100,000        99,800,222
----------------------------------------------------------------------------------------------------
2.56%                                                        07/07/05      100,000        99,744,250
----------------------------------------------------------------------------------------------------
2.63%                                                        07/28/05      100,000        99,583,188
----------------------------------------------------------------------------------------------------
2.69%                                                        08/11/05       75,000        74,601,661
----------------------------------------------------------------------------------------------------
2.95%                                                        09/29/05      100,000        99,015,000
----------------------------------------------------------------------------------------------------
2.96%                                                        10/13/05      100,000        98,896,361
----------------------------------------------------------------------------------------------------
3.10%                                                        11/17/05      400,000       394,228,885
----------------------------------------------------------------------------------------------------
3.09%                                                        11/25/05      175,000       172,357,906
====================================================================================================

Total U.S. Treasury Bills
(Cost $1,338,024,973)                                                                  1,338,024,973
====================================================================================================
Total Investments (excluding Repurchase Agreements)
(Cost $1,338,024,973)                                                                  1,338,024,973
====================================================================================================

REPURCHASE AGREEMENTS-72.41%

ABN AMRO Bank N.V., New York Branch
(Netherlands)
2.97%                                      (b)               06/01/05      240,000       240,000,000
----------------------------------------------------------------------------------------------------

Bank of Nova Scotia (The)-New York
Branch (Canada)
2.97%                                      (c)               06/01/05      240,000       240,000,000
----------------------------------------------------------------------------------------------------

Barclays Capital Inc.-New York Branch
(United Kingdom)
2.97%                                      (d)               06/01/05      192,308       192,307,613
----------------------------------------------------------------------------------------------------
3.04%                                      (e)               06/01/05      100,000       100,000,000
----------------------------------------------------------------------------------------------------

Bear, Stearns & Co. Inc.
2.98%                                      (f)                     --      500,000       500,000,000
----------------------------------------------------------------------------------------------------

BNP Paribas Securities Corp.-New York
Branch (France)
2.97%                                      (g)               06/01/05      240,000       240,000,000
----------------------------------------------------------------------------------------------------

CIBC World Markets Corp.-New York Branch
(Canada)
2.97%                                      (h)               06/01/05      100,000       100,000,000
----------------------------------------------------------------------------------------------------

CSFB LLC-New York Branch (Switzerland)
2.97%                                      (i)               06/01/05      240,000       240,000,000
----------------------------------------------------------------------------------------------------





TRE-QTR-1

                                                                             PAR
                                                             MATURITY       (000)          VALUE
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS- (CONTINUED)

Deutsche Bank Securities Inc.-New York
Branch (Germany)
2.97%                                      (j)                     --     $500,000    $  500,000,000
----------------------------------------------------------------------------------------------------

JP Morgan Securities Inc.
2.97%                                      (k)               06/01/05      240,000       240,000,000
----------------------------------------------------------------------------------------------------

Merrill Lynch Government Securities, Inc.
2.97%                                      (l)               06/01/05      240,000       240,000,000
----------------------------------------------------------------------------------------------------

Morgan Stanley
2.97%                                      (m)               06/01/05      240,000       240,000,000
----------------------------------------------------------------------------------------------------

UBS Warburg LLC-New York Branch
(Switzerland)
2.98%                                      (n)               06/01/05      240,000       240,000,000
----------------------------------------------------------------------------------------------------

WestLB A.G.-New York Branch (Germany)
2.96%                                      (o)               06/01/05      200,000       200,000,000
====================================================================================================

Total Repurchase Agreements (Cost
$3,512,307,613)                                                                        3,512,307,613
====================================================================================================

Total Investments (Cost
$4,850,332,586)--100.00%                   (p)                                        $4,850,332,586
====================================================================================================

         Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Joint repurchase agreement entered into 05/31/05 with a maturing value of $250,020,625. Collateralized by a $243,293,000 U.S. Treasury obligation, 4.38% due 08/15/12 with a market value at 05/31/05 of $255,000,239. The amount to be received upon repurchase by the Fund is $240,019,800.

(c) Joint repurchase agreement entered into 05/31/05 with a maturing value of $250,020,625. Collateralized by a $212,841,000 U.S. Treasury obligation, 3.00% due 07/15/12 with a market value at 05/31/05 of $255,000,516. The amount to be received upon repurchase by the Fund is $240,019,800.

(d) Joint repurchase agreement entered into 05/31/05 with a maturing value of $750,061,875. Collateralized by $721,454,000 U.S. Treasury obligations, 3.50% to 4.88% due 08/15/09 to 02/15/12 with an aggregate market value at 05/31/05 of $765,001,292. The amount to be received upon repurchase by the Fund is $192,323,478.

(e) Joint repurchase agreement entered into 05/31/05 with a maturing value of $100,008,444. Collateralized by $85,070,000 U.S. Treasury obligations, 3.00% to 3.38% due 01/15/12 to 07/15/12 with an aggregate market value at 05/31/05 of $102,000,687.

(f) Open joint repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $910,463,000 U.S. Treasury obligations, 0% due 08/15/05 to 02/15/31 with an aggregate market value at 05/31/05 of $511,898,589.

(g) Joint repurchase agreement entered into 05/31/05 with a maturing value of $250,020,625. Collateralized by $217,122,000 U.S. Treasury obligations, 3.88% to 4.00% due 01/15/09 to 02/15/15 with an aggregate market value at 05/31/05 of $255,000,937. The amount to be received upon repurchase by the Fund is $240,019,800.

(h) Joint repurchase agreement entered into 05/31/05 with a maturing value of $100,008,250. Collateralized by $178,638,000 U.S. Treasury obligations, 1.63% to 5.75% due 11/15/05 to 02/15/09 with an aggregate market value at 05/31/05 of $177,490,245.



TRE-QTR-1                               F-2

(i) Joint repurchase agreement entered into 05/31/05 with a maturing value of $250,020,625. Collateralized by $201,026,000 U.S. Treasury obligations, 1.50% to 4.75% due 03/31/06 to 04/15/28 with an aggregate market value at 05/31/05 of $255,007,955. The amount to be received upon repurchase by the Fund is $240,019,800.

(j) Open joint repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $431,598,000 U.S. Treasury obligations, 3.38% to 8.13% due 02/15/08 to 08/15/21 with an aggregate market value at 05/31/05 of $510,000,723.

(k) Joint repurchase agreement entered into 05/31/05 with a maturing value of $250,020,625. Collateralized by $238,724,000 U.S. Treasury obligations, 1.63% to 5.38% due 12/31/06 to 04/15/32 with an aggregate market value at 05/31/05 of $255,001,870. The amount to be received upon repurchase by the Fund is $240,019,800.

(l) Joint repurchase agreement entered into 05/31/05 with a maturing value of $250,020,625. Collateralized by $477,909,750 U.S. Treasury obligations, 0% due 08/15/17 to 05/15/25 with an aggregate market value at 05/31/05 of $255,001,866. The amount to be received upon repurchase by the Fund is $240,019,800.

(m) Joint repurchase agreement entered into 05/31/05 with a maturing value of $250,020,625. Collateralized by a $234,900,000 U.S. Treasury obligation, 2.00% due 01/15/14 with a market value at 05/31/05 of $255,000,840. The amount to be received upon repurchase by the Fund is $240,019,800.

(n) Joint repurchase agreement entered into 05/31/05 with a maturing value of $250,020,694. Collateralized by a $239,495,000 U.S. Treasury obligation, 2.00% due 07/15/14 with a market value at 05/31/05 of $255,000,739. The amount to be received upon repurchase by the Fund is $240,019,867.

(o) Joint repurchase agreement entered into 05/31/05 with a maturing value of $200,016,444. Collateralized by $152,514,000 U.S. Treasury obligations, 2.63% to 8.50% due 11/15/06 to 02/15/23 with an aggregate market value at 05/31/05 of $204,000,070.

(p)      Also represents cost for federal income tax purposes.


         See accompanying notes which are an integral part of this schedule.


TRE-QTR-1                               F-3

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.




TRE-QTR-1                               F-4

Item 2. Controls and Procedures.

    (a) As of June 21, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of June 21, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

    (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

        Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Short-Term Investments Trust

By:      /s/ ROBERT H. GRAHAM
         ------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    July 29,  2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    July 29,  2005


By:      /s/ SIDNEY M. DILGREN
         ------------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    July 29,  2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.